PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2019
Property, plant and equipment, gross	$ 232,698		$ 184,388
Accumulated depreciation	(184,499)		(178,473)
Property and equipment, net	48,199	$ 45,562	5,915
Software
Property, plant and equipment, gross	$ 72,834		34,934
Depreciable lives	3 years
Equipment
Property, plant and equipment, gross	$ 142,129		131,719
Equipment | Minimum
Depreciable lives	3 years
Equipment | Maximum
Depreciable lives	10 years
Furniture and Fixtures
Property, plant and equipment, gross	$ 17,735		$ 17,735
Furniture and Fixtures | Minimum
Depreciable lives	5 years
Furniture and Fixtures | Maximum
Depreciable lives	7 years